Accumulated Other Comprehensive Loss (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Schedule of accumulated other comprehensive income (loss), net of tax
	Foreign currency translation	Total
	US$	US$
Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)
Current period other comprehensive loss	(987)	(987)
Balance as of June 30, 2018	(1,494)	(1,494)

	Foreign currency translation	Total
	US$	US$

Balance as of January 1, 2015	139	139
Current year other comprehensive loss	(1,288)	(1,288)
Balance as of December 31, 2015	(1,149)	(1,149)
Current year other comprehensive loss	(1,477)	(1,477)
Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)